                    CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
                        Supplement June 5, 2001 to the
          Statement of Additional Information dated November 1, 2000

The Statement of Additional Information is changed as follows:

1.    The reference to Raymond J. Kalinowski on page 20 is deleted.

2.    Richard F.  Grabish was  appointed  as Trustee on April 24, 2001 and his principal  occupations  and business  affiliations  during the past five years are added to page 20 as follows:

      Richard F. Grabish, Trustee, Age: 52.
      One North Jefferson Street, St. Louis, Missouri 63131
      Senior Vice President,  Assistant  Director of Sales and Marketing
      since March 1997,  and Manager of Private  Client  Services  since
      June  1985  for  A.G.  Edwards  & Sons,  Inc.  (broker/dealer  and investment  firm).  Chairman and Chief  Executive  Officer of A.G.
      Edwards  Trust  Company  since  March  2001).   Director  of  A.G.
      Edwards & Sons,  Inc.  since  March  1988);  formerly  March  1987
      President and Vice Chairman of A.G. Edwards Trust Company.

May 3, 2001                                                         PX0180.001